Commitments and contingencies - Income tax declaration for 2013 (Details)	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 PEN (S/)	Dec. 31, 2024 PEN (S/)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 PEN (S/)	Aug. 11, 2023 USD ($)	Jul. 31, 2023 USD ($)	Jul. 31, 2023 PEN (S/)	Dec. 31, 2022 PEN (S/)	Nov. 30, 2022 USD ($)	Nov. 30, 2022 PEN (S/)	May 15, 2021 USD ($)	May 15, 2021 PEN (S/)	Mar. 15, 2021 USD ($)	Mar. 15, 2021 PEN (S/)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 PEN (S/)
Disclosure of Commitments and contingencies [Line Items]
Amount of tax debt	$ 463,330,000
Contingent liability	20,500,000					S/ 5,438,000	$ 12,249,000
Other receivables	661,011,000				$ 671,707,000
SUNAT. | Open tax procedure
Disclosure of Commitments and contingencies [Line Items]
Declared tax deductions not recognized															$ 20,054,000	S/ 3,259,000
Deductible temporary differences for which no deferred tax asset is recognised															$ 20,054,000	S/ 3,259,000
SUNAT. | Year 2013 [Member] | Open tax procedure
Disclosure of Commitments and contingencies [Line Items]
Declared tax deductions not recognized													$ 36,932,000	S/ 139,235,000
Contingent liability | S/				S/ 5,319,000
Deductible temporary differences for which no deferred tax asset is recognised													$ 36,932,000	S/ 139,235,000
SUNAT. | Year 2014 [Member] | Open tax procedure
Disclosure of Commitments and contingencies [Line Items]
Declared tax deductions not recognized																	$ 25,172,000	S/ 94,898,000
Deductible temporary differences for which no deferred tax asset is recognised																	$ 25,172,000	S/ 94,898,000
SUNAT. | Ifrs Tax Year 2017 [Member]
Disclosure of Commitments and contingencies [Line Items]
Amount of tax liability paid		$ 2,458,000	S/ (9,266,000)
Amount related to unaccepted repairs		2,456,000								S/ 9,224,000
SUNAT. | Ifrs Tax Year 2017 [Member] | Non-recognition of investment in development costs [Member]
Disclosure of Commitments and contingencies [Line Items]
Declared tax deductions not recognized	415,000	10,536,000		1,561,000						39,720,000
Services of related parties not recognised		33,933,000								127,929,000
Deductible temporary differences for which no deferred tax asset is recognised	415,000	$ 10,536,000		1,561,000						S/ 39,720,000
SUNAT. | Ifrs Tax Year 2017 [Member] | Non-recognition of the compensation of carry-over tax losses from previous years [Member]
Disclosure of Commitments and contingencies [Line Items]
Services of related parties not recognised	$ 2,844,000			S/ 10,688,000
SUNAT. | Ifrs Tax Year 2018 [Member] | Open tax procedure
Disclosure of Commitments and contingencies [Line Items]
Declared tax deductions not recognized								$ 19,549,000	S/ 73,700,000		$ 19,549,000	S/ 73,700,000
Services of related parties not recognised								45,332,000	170,900,000		45,332,000	170,900,000
Deductible temporary differences for which no deferred tax asset is recognised								$ 19,549,000	S/ 73,700,000		$ 19,549,000	S/ 73,700,000